Dispositions	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Dispositions
DISPOSITIONS

Walden
In February 2016 FortisBC Electric sold the non-regulated Walden hydroelectric power plant assets for gross proceeds of approximately $9 million, and as a result recognized a gain on sale of less than $1 million, after tax and transaction costs.